Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2022
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2021 and 2022:

Consolidated VIEs	Consolidated assets
At March 31, 2021:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,986,887	¥109,439	¥40,061	¥5,433	¥1,015,434	¥4,800,221	¥16,299
Investment funds	374,324	—	15,171	240,327	41,512	—	77,314
Special purpose entities created for structured financing	175,630	—	2,058	4,645	—	113,943	54,984
Repackaged instruments	281,331	3,179	—	73,914	118,199	85,782	257
Securitization of the MUFG Group’s assets	10,358,628	—	996	—	—	10,339,273	18,359
Trust arrangements	9,029,390	—	—	623,466	1,071,708	7,334,215	1
Other	43,320	323	3,826	17,108	—	4,660	17,403
Total consolidated assets before elimination	26,249,510	112,941	62,112	964,893	2,246,853	22,678,094	184,617
The amounts eliminated in consolidation	(8,121,094)	(110,243)	(31,690)	(5,892)	(519,561)	(7,430,166)	(23,542)
Total consolidated assets	¥18,128,416	¥2,698	¥30,422	¥959,001	¥1,727,292	¥15,247,928	¥161,075

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,989,188	¥—	¥4,058,248	¥1,461,043	¥469,897
Investment funds	15,039	—	—	5,831	9,208
Special purpose entities created for structured financing	97,226	—	—	84,973	12,253
Repackaged instruments	284,795	—	21,343	195,987	67,465
Securitization of the MUFG Group’s assets	10,367,099	—	31,000	9,839,204	496,895
Trust arrangements	9,029,272	7,826,959	—	—	1,202,313
Other	39,141	—	3,433	18,315	17,393
Total consolidated liabilities before elimination	25,821,760	7,826,959	4,114,024	11,605,353	2,275,424
The amounts eliminated in consolidation	(14,679,458)	—	(2,422,978)	(11,144,547)	(1,111,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,547,483)	(7,826,959)	(1,657,447)	(3,043)	(1,060,034)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥594,819	¥—	¥33,599	¥457,763	¥103,457

Consolidated VIEs	Consolidated assets
At March 31, 2022:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,115,286	¥114,679	¥24,959	¥30,114	¥906,109	¥5,016,254	¥23,171
Investment funds	538,336	578	28,021	351,806	55,567	—	102,364
Special purpose entities created for structured financing	192,200	1,694	5,463	7,294	—	119,002	58,747
Repackaged instruments	342,771	4,798	—	134,387	111,711	88,209	3,666
Securitization of the MUFG Group’s assets	10,544,934	—	1,204	—	—	10,526,124	17,606
Trust arrangements	8,581,448	—	—	760,960	1,303,063	6,517,421	4
Other	67,650	465	3,910	22,110	15,684	3,496	21,985
Total consolidated assets before elimination	26,382,625	122,214	63,557	1,306,671	2,392,134	22,270,506	227,543
The amounts eliminated in consolidation	(7,424,058)	(115,486)	(36,175)	(54,363)	(567,242)	(6,619,044)	(31,748)
Total consolidated assets	¥18,958,567	¥6,728	¥27,382	¥1,252,308	¥1,824,892	¥15,651,462	¥195,795

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,091,830	¥—	¥4,443,656	¥1,337,938	¥310,236
Investment funds	29,368	—	—	6,497	22,871
Special purpose entities created for structured financing	101,814	—	—	95,218	6,596
Repackaged instruments	345,606	—	22,791	248,535	74,280
Securitization of the MUFG Group’s assets	10,569,281	—	—	10,102,964	466,317
Trust arrangements	8,581,731	7,063,850	683,346	—	834,535
Other	63,126	—	2,268	39,511	21,347
Total consolidated liabilities before elimination	25,782,756	7,063,850	5,152,061	11,830,663	1,736,182
The amounts eliminated in consolidation	(15,116,977)	(756)	(2,590,224)	(11,378,021)	(1,147,976)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,081,747)	(7,063,094)	(2,522,255)	(3,411)	(492,987)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥584,032	¥—	¥39,582	¥449,231	¥95,219
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2021 and 2022:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2021:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,491,847	¥5,606,965	¥4,211,342	¥277	¥1,598,992	¥2,612,073	¥—	¥—	¥—
Investment funds	102,840,486	2,646,071	2,288,210	538,190	501,434	1,213,179	35,407	114,911	114,911
Special purpose entities created for structured financing	38,771,947	4,409,839	3,254,145	476,784	25,234	2,745,441	6,686	10,447	10,447
Repackaged instruments	8,604,182	3,088,564	3,008,695	611,245	2,142,482	204,332	50,636	29,478	29,478
Other	65,455,861	3,039,135	2,176,775	198,144	—	1,915,912	62,719	24,732	24,732
Total	¥241,164,323	¥18,790,574	¥14,939,167	¥1,824,640	¥4,268,142	¥8,690,937	¥155,448	¥179,568	¥179,568

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2022:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,325,711	¥6,010,143	¥4,858,210	¥—	¥1,756,122	¥3,102,088	¥—	¥520	¥520
Investment funds	112,262,392	3,352,266	2,622,407	328,963	622,967	1,628,737	41,740	4,507	4,507
Special purpose entities created for structured financing	42,312,881	4,829,867	3,275,008	234,384	20,854	3,012,252	7,518	25,424	25,424
Repackaged instruments	7,533,839	3,627,418	3,448,224	563,524	2,424,602	373,834	86,264	1,590	1,590
Other	74,119,635	3,474,163	2,402,341	170,859	7,552	2,139,751	84,179	28,128	28,128
Total	¥263,554,458	¥21,293,857	¥16,606,190	¥1,297,730	¥4,832,097	¥10,256,662	¥219,701	¥60,169	¥60,169